Note 33 - Subsequent Events	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]

33 Subsequent events

The Group has evaluated subsequent events through March 9, 2026, the date the consolidated financial statements were available for issuance. During the first quarter of 2026, the Company authorized the conversion of 395,299 BMC1 vested shares into 205,000 ordinary shares. The conversion represents approximately 0.14% of the Group's aggregate outstanding equity units.